Document and Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Jun. 29, 2013	Dec. 28, 2012
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Jun. 29, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q4
Trading Symbol	HSH
Entity Registrant Name	HILLSHIRE BRANDS CO
Entity Central Index Key	0000023666
Current Fiscal Year End Date	--06-29
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	123,247,815
Entity Public Float		$ 3.4